Schedule of Investments (unaudited) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20	$500	$505,850
5.00%, 09/01/23 (PR 03/01/23)	2,500	2,769,525
Alabama Public School & College Authority RB
Series B, 5.00%, 01/01/21	1,540	1,582,134
Series B, 5.00%, 01/01/22	5,815	6,245,601
Series B, 5.00%, 01/01/24	8,315	9,629,103
Auburn University RB, Series A, 5.00%, 06/01/41 (PR 06/01/22)	7,650	8,017,965

		28,750,178

Arizona — 3.1%
Arizona Department of Transportation State Highway Fund Revenue RB
5.00%, 07/01/24	155	183,650
Series A, 5.00%, 07/01/20	1,945	1,952,644
Series A, 5.00%, 07/01/21	5,660	5,954,376
Series A, 5.00%, 07/01/22 (PR 01/01/22)	1,535	1,615,004
Series A, 5.00%, 07/01/24 (PR 01/01/22)	5,375	5,655,145
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/20	505	511,015
Series A, 5.00%, 09/01/21	2,640	2,797,423
Arizona Transportation Board RB
5.00%, 07/01/21	1,840	1,936,103
5.00%, 07/01/22	8,700	9,559,386
5.00%, 07/01/23	750	856,740
5.00%, 07/01/24	3,055	3,619,686
Series A, 5.00%, 07/01/22 (PR 01/01/21)	1,000	1,003,900
Series A, 5.00%, 07/01/24	3,810	4,514,240
City of Chandler AZ GOL, 5.00%, 07/01/24	4,000	4,757,240
City of Phoenix AZ GO
4.00%, 07/01/22	410	442,439
4.00%, 07/01/23	9,100	10,134,306
4.00%, 07/01/24	295	338,253
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/20	2,300	2,308,878
Series B, 5.00%, 07/01/20	1,260	1,264,914
Series B, 5.00%, 07/01/21	105	110,450
Series B, 5.00%, 07/01/22	645	708,997
County of Maricopa AZ COP, 5.00%, 07/01/22	250	274,145
County of Pima AZ Sewer System Revenue RB, 5.00%, 07/01/22	545	598,236
Maricopa County Community College District GO
5.00%, 07/01/20	1,675	1,681,616
5.00%, 07/01/21	4,000	4,208,920
5.00%, 07/01/23	2,530	2,885,870
Salt River Project Agricultural Improvement & Power District RB
5.00%, 01/01/23	2,200	2,467,476
5.00%, 01/01/24	2,595	3,025,251
Series A, 5.00%, 01/01/21	3,500	3,598,455
Series A, 5.00%, 01/01/22	3,955	4,256,371
Series A, 5.00%, 01/01/23	905	1,015,030
Series A, 5.00%, 12/01/23 (Call 12/01/21)	5,565	5,961,840
State of Arizona COP
Series A, 5.00%, 10/01/20	2,500	2,540,550
Series A, 5.00%, 10/01/21	2,330	2,480,798

		95,219,347

Security	Par (000)	Value

Arkansas — 0.4%
State of Arkansas GO
4.00%, 06/15/20	$2,550	$2,553,570
5.00%, 06/15/21	9,500	9,976,805

		12,530,375

California — 12.5%
Acalanes Union High School District GO, Series B, 0.00%, 08/01/46 (PR 08/01/21)(a)	4,150	688,278
Bay Area Toll Authority RB
Series C, 2.10%, 04/01/45 (Put 04/01/22)(b)(c)	1,500	1,524,750
Series F-1, 5.00%, 04/01/23 (PR 04/01/22)	1,630	1,772,250
Series F-1, 5.00%, 04/01/54 (PR 04/01/24)	9,330	10,991,020
Series S-2, 5.00%, 10/01/42 (PR 10/01/20)	7,000	7,111,930
Series S-4, 5.00%, 04/01/43 (PR 04/01/24)	9,745	11,058,626
California Educational Facilities Authority RB, Series U-5, 5.00%, 05/01/21	1,125	1,175,344
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/21	750	798,435
5.00%, 10/01/22	810	901,895
5.00%, 10/01/23	970	1,124,502
California State Public Works Board RB
Series A, 5.00%, 04/01/22	340	368,625
Series A, 5.00%, 04/01/24 (Call 04/01/22)	505	547,157
Series E, 5.00%, 09/01/20	1,000	1,012,030
Series E, 5.00%, 09/01/21	2,375	2,514,151
Series F, 5.00%, 05/01/21	1,475	1,538,499
Series F, 5.00%, 05/01/22	1,060	1,150,948
Series G, 5.00%, 01/01/21	1,655	1,700,281
California State University RB
Series A, 5.00%, 11/01/21	1,305	1,393,779
Series B-2, 4.00%, 11/01/49 (Put 05/01/21)(b)(c)	2,150	2,217,123
Series B-3, 4.00%, 11/01/51 (Put 11/01/23)(b)(c)	6,900	7,568,265
Chabot-Las Positas Community College District GO,
Series A, 4.00%, 08/01/20	1,335	1,343,504
City & County of San Francisco CA GO, Series R-1, 5.00%, 06/15/21	450	472,635
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 12/15/20	2,625	2,690,599
Series C, 4.00%, 07/15/21	425	441,290
City of Los Angeles CA GO, Series B, 5.00%, 09/01/20	540	546,523
City of Los Angeles CA Wastewater System Revenue RB, Series B, 5.00%, 06/01/24 (Call 06/01/22)	200	218,778
City of San Francisco CA Public Utilities Commission Water Revenue RB, 5.00%, 11/01/22	1,455	1,621,656
East Bay Municipal Utility District Water System Revenue RB
Series 2014-B, 5.00%, 06/01/24	425	503,974
Series B, 5.00%, 06/01/21	1,300	1,362,803
El Camino Community College District GO, Series C, 0.00%, 08/01/20(a)	775	774,775
Foothill-De Anza Community College District GO, Series C, 5.00%, 08/01/40 (PR 08/01/21)	2,110	2,229,468
Los Angeles Community College District/CA GO 5.00%, 08/01/21	1,170	1,236,526
Series A, 5.00%, 08/01/20	775	781,247
Series A, 5.00%, 08/01/22	875	966,788
Los Angeles County Metropolitan Transportation Authority RB, Series A, 5.00%, 07/01/21	3,040	3,201,181
Los Angeles Department of Water & Power RB, 5.00%, 07/01/25	6,880	8,445,888

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/21	$1,275	$1,326,701
Series A, 5.00%, 07/01/20	425	426,636
Series A, 5.00%, 07/01/21	1,130	1,188,014
Series B, 5.00%, 01/01/22 (Call 12/01/21)	635	680,047
Series B, 5.00%, 07/01/23	2,500	2,862,425
Series B, 5.00%, 07/01/24	1,000	1,187,520
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/20	10,010	10,049,239
Series A, 5.00%, 07/01/21	4,745	4,987,517
Series A, 5.00%, 07/01/22	2,475	2,717,302
Series A, 5.00%, 07/01/23	13,270	15,167,344
Series A, 5.00%, 07/01/24	2,625	3,112,541
Series A, 5.00%, 07/01/25	1,935	2,356,907
Series A-2, 5.00%, 07/01/21	2,900	3,048,219
Series B, 5.00%, 07/01/21	560	588,622
Series B-1, 5.00%, 07/01/23	500	571,490
Series C, 5.00%, 07/01/20	2,235	2,243,761
Series C, 5.00%, 07/01/21	570	599,133
Series C, 5.00%, 07/01/24	540	640,294
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	720	722,844
Series B, 5.00%, 08/01/20 (Call 07/01/20)	2,000	2,007,900
Series B, 5.00%, 08/01/22 (Call 07/01/22)	1,000	1,100,540
Riverside County Transportation Commission RB, Series A, 5.25%, 06/01/39 (PR 06/01/24)	3,025	3,479,294
Sacramento Municipal Utility District RB, Series A, 5.00%, 08/15/49 (Put 10/17/23)(b)(c)	2,820	3,187,333
San Diego Association of Governments RB, 5.00%, 11/15/24 (Call 11/15/23)	1,500	1,718,625
San Diego Community College District GO, 5.00%, 08/01/43 (PR 08/01/24)	3,000	3,451,860
San Diego County Regional Transportation Commission RB, Series A, 4.00%, 04/01/21	7,000	7,223,020
San Diego Public Facilities Financing Authority Sewer Revenue RB, Series A, 5.00%, 05/15/21	1,000	1,046,260
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/22 (NPFGC)(a)	1,000	990,740
Series A, 5.00%, 07/01/21	2,200	2,314,906
Series K-2, 4.00%, 07/01/21	2,010	2,093,294
San Francisco City & County Airport Commission San Francisco International Airport RB
Second Series A, 5.00%, 05/01/21	1,000	1,038,910
Series D, 5.00%, 05/01/24	1,000	1,155,990
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Series C, 2.13%, 10/01/48 (Put 10/01/23)(b)(c)	1,000	1,035,740
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,080	2,235,418
Southern California Public Power Authority RB
5.00%, 04/01/24 (Call 01/01/24)	5,120	5,956,915
Series A, 2.25%, 07/01/40 (Put 05/01/21)(b)(c)	1,000	1,004,770
State of California Department of Water Resources Power Supply Revenue RB
Series N, 5.00%, 05/01/21	645	673,864
Series O, 5.00%, 05/01/21	8,425	8,802,019
Series O, 5.00%, 05/01/22	2,915	3,182,743
State of California Department of Water Resources RB Series AS, 5.00%, 12/01/23	140	163,293

Security	Par (000)	Value

California (continued)
Series AX, 5.00%, 12/01/21	$950	$1,019,331
Series AX, 5.00%, 12/01/22	400	448,084
State of California GO
3.00%, 03/01/25	7,000	7,817,110
4.00%, 10/01/21	340	356,738
4.00%, 05/01/23	950	1,050,149
4.00%, 10/01/24	1,030	1,185,715
4.00%, 04/01/25	3,890	4,535,779
4.00%, 12/01/30 (Put 12/01/21)(b)(c)	2,430	2,514,734
4.50%, 08/01/20	2,500	2,517,850
5.00%, 08/01/20	5,465	5,508,501
5.00%, 09/01/20	2,135	2,160,641
5.00%, 10/01/20	3,185	3,236,120
5.00%, 11/01/20	885	902,789
5.00%, 02/01/21	1,000	1,031,350
5.00%, 03/01/21 (Call 06/30/20)	775	777,790
5.00%, 04/01/21	2,000	2,078,420
5.00%, 08/01/21	5,335	5,627,358
5.00%, 09/01/21	9,205	9,745,517
5.00%, 10/01/21	3,590	3,814,376
5.00%, 11/01/21	1,335	1,423,657
5.00%, 02/01/22	3,305	3,563,186
5.00%, 04/01/22	3,050	3,311,476
5.00%, 05/01/22	2,520	2,739,265
5.00%, 08/01/22	5,835	6,424,335
5.00%, 09/01/22	2,215	2,447,021
5.00%, 10/01/22	1,500	1,662,735
5.00%, 11/01/22	2,400	2,669,328
5.00%, 02/01/23	415	466,190
5.00%, 04/01/23	5,390	6,094,581
5.00%, 08/01/23	6,785	7,770,521
5.00%, 09/01/23	5,620	6,456,481
5.00%, 09/01/23 (Call 09/01/22)	1,555	1,716,036
5.00%, 10/01/23	2,340	2,696,663
5.00%, 11/01/23	1,615	1,866,908
5.00%, 11/01/23 (Call 11/01/20)	3,315	3,379,245
5.00%, 12/01/23	100	115,954
5.00%, 03/01/24	3,855	4,510,774
5.00%, 04/01/24	15,445	18,126,406
5.00%, 08/01/24	2,470	2,932,656
5.00%, 09/01/24 (Call 09/01/22)	2,300	2,534,899
5.00%, 10/01/24	400	477,600
5.00%, 11/01/24	3,530	4,226,540
5.00%, 12/01/24 (Call 12/01/23)	1,280	1,480,819
5.00%, 03/01/25	375	453,908
5.00%, 04/01/25	5,650	6,857,179
5.00%, 10/01/25	1,720	2,119,074
5.25%, 09/01/22	735	816,100
5.25%, 02/01/23	1,760	1,988,747
Series A, 5.00%, 08/01/23	550	629,888
Series A, 5.00%, 10/01/24	630	752,220
Series B, 5.00%, 08/01/20	5,275	5,316,989
Series B, 5.00%, 09/01/20	1,830	1,851,978
Series B, 5.00%, 09/01/21	5,025	5,320,068
Series B, 5.00%, 08/01/22	5,040	5,549,040
Series B, 5.00%, 09/01/22	3,000	3,314,250
Series B, 5.00%, 09/01/24	4,300	5,119,838
University of California RB
Series AK, 5.00%, 05/15/48 (Put 05/15/23)(b)(c)	5,870	6,663,272
Series AT, 1.40%, 05/15/46 (Put 05/15/21)(b)(c)	900	902,799

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series E, 5.00%, 05/15/21 (Call 06/30/20)	$1,635	$1,640,935
Series I, 5.00%, 05/15/21	3,025	3,164,634

		390,218,060

Colorado — 0.3%
Board of Governors of Colorado State University System RB, Series E, 5.00%, 03/01/38 (PR 03/01/24) (HERBIP)	2,000	2,260,520
City & County of Denver CO Airport System Revenue RB, Series D, 5.00%, 11/15/31 (Put 11/15/22)(b)(c)	1,500	1,642,290
City & County of Denver Co. GO, 5.00%, 08/01/22	1,000	1,103,750
Denver City & County School District No. 1 GO, Series B, 5.00%, 12/01/26 (PR 12/01/23) (SAW)	920	1,028,965
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	1,550	1,476,080
University of Colorado RB
Series B, 5.00%, 06/01/41 (PR 06/01/23)	420	460,253
Series C, 2.00%, 06/01/54 (Put 10/15/24)(b)(c)	2,500	2,622,725

		10,594,583

Connecticut — 2.7%
Connecticut State Health & Educational Facilities Authority RB
1.10%, 07/01/48 (Put 02/07/23)(b)(c)	2,500	2,548,950
Series A-1, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,700	1,863,438
Series A-2, 5.00%, 07/01/42 (Put 07/01/22)(b)(c)	1,050	1,150,947
Series B-1, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	2,000	2,007,980
Series B-2, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	7,000	7,027,930
Series C-2, 5.00%, 07/01/57 (Put 02/01/23)(b)(c)	3,500	3,928,750
State of Connecticut GO
Series A, 3.00%, 01/15/21	1,300	1,318,850
Series A, 5.00%, 10/15/21	1,445	1,528,087
Series A, 5.00%, 04/15/22	640	690,022
Series A, 5.00%, 03/15/23	250	277,538
Series A, 5.00%, 04/15/23	1,470	1,636,477
Series A, 5.00%, 10/15/23	790	893,814
Series B, 3.00%, 01/15/21	415	421,018
Series B, 3.00%, 04/15/22	25	26,028
Series B, 5.00%, 05/15/21	3,185	3,316,381
Series B, 5.00%, 01/15/22	1,500	1,601,910
Series B, 5.00%, 05/15/22 (Call 05/15/21)	2,500	2,597,250
Series B, 5.00%, 04/15/23	5,000	5,566,250
Series B, 5.00%, 04/15/23 (Call 04/15/22)	1,000	1,074,140
Series B, 5.00%, 01/15/24	2,000	2,276,740
Series B, 5.00%, 05/15/24	2,900	3,334,478
Series B, 5.00%, 05/15/25	1,930	2,275,779
Series B, 5.25%, 06/01/20 (AMBAC)	6,500	6,500,000
Series C, 5.00%, 06/01/22	570	616,364
Series C, 5.00%, 06/15/22	435	471,040
Series C, 5.00%, 06/01/23 (Call 06/01/22)	2,030	2,190,390
Series C, 5.00%, 06/15/23	525	587,680
Series D, 5.00%, 10/01/22 (Call 10/01/20)	1,000	1,013,490
Series D, 5.00%, 04/15/24	240	275,273
Series E, 5.00%, 09/15/21	1,000	1,054,150
Series E, 5.00%, 10/15/21	550	581,625
Series E, 5.00%, 10/15/22	3,025	3,314,644
Series E, 5.00%, 10/15/23	1,575	1,781,971
Series F, 5.00%, 09/15/20	750	759,345
Series F, 5.00%, 11/15/20	1,300	1,325,636
Series F, 5.00%, 09/15/21	750	790,612
Series G, 5.00%, 11/01/21	1,095	1,159,999

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	$2,500	$2,517,375
Series A, 5.00%, 09/01/21	2,615	2,751,660
Series A, 5.00%, 01/01/22	565	601,454
Series A, 5.00%, 08/01/22	1,585	1,723,830
Series A, 5.00%, 09/01/23	115	129,490
Series A, 5.00%, 10/01/23	1,680	1,896,653
Series A, 5.00%, 01/01/24 (Call 01/01/23)	1,310	1,438,249
Series A, 5.00%, 09/01/24	1,545	1,791,443
Series A, 5.00%, 10/01/24 (Call 10/01/23)	550	618,233
Series B, 5.00%, 10/01/22	925	1,011,959

		84,265,322

Delaware — 0.3%
Delaware Transportation Authority RB, 5.00%, 07/01/22	5,455	5,981,844
State of Delaware GO
Series A, 5.00%, 08/01/22	1,475	1,628,710
Series B, 5.00%, 07/01/23	490	561,687

		8,172,241

District of Columbia — 1.5%
District of Columbia GO
Series A, 5.00%, 06/01/20	3,320	3,320,000
Series A, 5.00%, 06/01/21	675	707,677
Series A, 5.00%, 06/01/22	2,000	2,192,420
Series A, 5.00%, 06/01/23	100	114,159
Series B, 5.00%, 06/01/22	2,065	2,263,673
Series B, 5.00%, 06/01/23	2,310	2,637,073
District of Columbia RB
Series A, 5.00%, 12/01/22 (Call 06/01/21)	6,550	6,550,000
Series A, 5.00%, 12/01/23 (Call 12/01/22)	3,005	3,358,208
Series A, 5.00%, 12/01/24	4,665	4,665,000
Series B, 5.00%, 10/01/23	1,780	2,058,374
Series B, 5.00%, 10/01/24	1,500	1,797,420
Series C, 5.00%, 10/01/24	10,800	12,941,424
District of Columbia Water & Sewer Authority RB, Series A, 5.00%, 10/01/48 (PR 10/01/24)	2,735	3,161,660

		45,767,088

Florida — 1.8%
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.50%, 10/01/41 (PR 10/01/20)	5,000	5,088,350
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	2,000	2,221,440
5.00%, 10/01/23	400	462,264
5.00%, 10/01/24	1,920	2,300,698
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/21	1,900	2,015,064
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/21	500	526,115
State of Florida Department of Transportation Turnpike System Revenue RB, Series A, 5.00%, 07/01/23	1,250	1,432,050
State of Florida GO
Series A, 5.00%, 06/01/20	2,000	2,000,000
Series A, 5.00%, 06/01/21	3,980	4,172,274
Series A, 5.00%, 06/01/21	3,000	3,010,890
Series A, 5.00%, 06/01/22	6,075	6,658,200
Series A, 5.00%, 06/01/23	8,655	9,883,231
Series B, 5.00%, 06/01/24 (Call 06/01/22)	1,035	1,132,176
Series D, 5.00%, 06/01/20	930	930,000
Series D, 5.00%, 06/01/22	1,220	1,337,120

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Series D, 5.00%, 06/01/24 (Call 06/01/21)	$1,270	$1,329,385
Series D, 5.00%, 06/01/25 (Call 06/01/21)	6,375	6,671,820
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	1,000	1,003,920
Series A, 5.00%, 07/01/21	2,510	2,641,097
Series A, 5.00%, 07/01/24	1,445	1,718,553

		56,534,647

Georgia — 3.3%
City of Atlanta GA Airport Passenger Facility Charge RB, Series F, 5.00%, 07/01/23	665	744,394
City of Atlanta GA Department of Aviation RB
Series A, 5.00%, 01/01/21	2,590	2,653,636
Series F, 5.00%, 07/01/20	2,500	2,508,575
Series F, 5.00%, 07/01/21	1,000	1,045,540
Georgia State Road & Tollway Authority RB
Series A, 5.00%, 03/01/21 (GTD)	2,380	2,466,537
Series B, 5.00%, 06/01/20	1,435	1,435,000
Series B, 5.00%, 06/01/21	665	697,332
Gwinnett County School District GO
5.00%, 08/01/20	2,545	2,565,385
5.00%, 08/01/20 (ETM)	1,565	1,577,301
5.00%, 08/01/21 (SAW)	7,000	7,395,500
5.00%, 02/01/22	1,910	2,063,889
5.00%, 08/01/22 (SAW)	2,275	2,511,555
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 01/01/21	1,000	1,018,090
State of Georgia GO
5.00%, 01/01/23	3,345	3,758,141
Series A, 5.00%, 07/01/21	10,000	10,524,600
Series A, 5.00%, 07/01/22	7,615	8,378,937
Series A, 5.00%, 07/01/23	5,105	5,851,861
Series A1, 5.00%, 02/01/25	100	121,387
Series A-1, 5.00%, 02/01/22	250	270,143
Series A-1, 5.00%, 02/01/23	2,925	3,297,469
Series A-1, 5.00%, 02/01/24	3,845	4,505,494
Series A-2, 5.00%, 02/01/25 (Call 02/01/24)	275	321,288
Series C, 4.00%, 09/01/21	120	125,770
Series C, 4.00%, 09/01/22	200	216,804
Series C, 4.00%, 10/01/22	1,000	1,087,000
Series C, 4.00%, 10/01/23 (Call 10/01/22)	440	478,174
Series C, 5.00%, 10/01/20	6,450	6,554,232
Series C, 5.00%, 07/01/21	3,735	3,930,938
Series C, 5.00%, 07/01/25 (PR 07/01/22)	3,725	3,919,147
Series C-1, 5.00%, 07/01/24	1,525	1,814,384
Series E, 5.00%, 12/01/22	3,430	3,840,502
Series E, 5.00%, 12/01/23	565	658,361
Series E-2, 5.00%, 09/01/20	2,500	2,530,200
Series F, 5.00%, 01/01/25	6,795	8,225,212
Series I, 5.00%, 07/01/20	2,000	2,007,880
Series I, 5.00%, 07/01/21	1,000	1,052,460

		102,153,118

Hawaii — 1.5%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/42 (PR 07/01/23)	11,705	12,870,935
Series A, 5.25%, 07/01/36 (PR 07/01/21)	1,000	1,054,700
City & County of Honolulu HI GO, Series B, 5.00%, 03/01/25	4,150	5,005,896

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii GO
Series DZ, 5.00%, 12/01/31 (PR 12/01/21)	$1,240	$1,328,350
Series EA, 5.00%, 12/01/22 (Call 12/01/21)	260	278,582
Series EA, 5.00%, 12/01/23 (Call 12/01/21)	2,000	2,139,500
Series EF, 5.00%, 11/01/23 (Call 11/01/22)	1,250	1,390,275
Series EF, 5.00%, 11/01/24 (Call 11/01/22)	3,000	3,334,350
Series EH, 5.00%, 08/01/20	4,500	4,535,955
Series EH, 5.00%, 08/01/21 (ETM)	675	712,402
Series EH-2017, 5.00%, 08/01/21	315	332,760
Series EH-2017, 5.00%, 08/01/21 (ETM)	10	10,554
Series EP, 5.00%, 08/01/22	3,235	3,570,631
Series EY, 5.00%, 10/01/23	2,000	2,312,040
Series EY, 5.00%, 10/01/24	3,500	4,182,325
Series FH, 5.00%, 10/01/24	750	896,212
Series FT, 5.00%, 01/01/24	1,855	2,158,942

		46,114,409

Illinois — 3.4%
Chicago O’Hare International Airport RB
5.75%, 01/01/39 (PR 01/01/21)	7,200	7,430,832
Series 2015-B, 5.00%, 01/01/21	900	920,511
Series B, 5.00%, 01/01/23	500	546,140
Series B, 6.00%, 01/01/41 (PR 07/01/21)	4,800	4,961,712
Series C, 6.50%, 01/01/41 (PR 01/01/21)	2,000	2,072,580
Illinois State Toll Highway Authority RB
5.00%, 01/01/25	5,415	6,384,339
Series A, 5.00%, 12/01/20	3,430	3,502,922
Series A, 5.00%, 12/01/21	4,795	5,097,852
Series A, 5.00%, 12/01/22	1,000	1,102,750
Series B, 5.00%, 01/01/25	3,000	3,537,030
Series D, 5.00%, 01/01/21	600	614,814
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/25	515	575,054
State of Illinois GO
4.88%, 05/01/21	1,500	1,510,815
5.00%, 08/01/20	1,500	1,503,600
5.00%, 02/01/21	1,500	1,509,360
5.00%, 07/01/21	1,000	1,010,120
5.00%, 02/01/22	3,675	3,728,067
5.00%, 02/01/23	650	660,478
5.00%, 08/01/23	325	331,162
5.00%, 02/01/24	1,120	1,137,898
5.00%, 08/01/24 (Call 08/01/22)	450	454,379
5.50%, 05/01/24	2,745	2,831,907
5.50%, 05/01/25	2,850	2,954,766
Series A, 5.00%, 12/01/20	1,000	1,006,690
Series A, 5.00%, 10/01/21	1,955	1,979,222
Series A, 5.00%, 12/01/21	1,000	1,013,960
Series A, 5.00%, 12/01/22	1,500	1,526,025
Series A, 5.00%, 10/01/23	7,100	7,241,219
Series A, 5.00%, 12/01/23	1,400	1,429,232
Series A, 5.00%, 11/01/24	4,750	4,840,107
Series A, 5.25%, 05/01/23	1,000	1,024,340
Series B, 5.00%, 10/01/21	1,800	1,822,302
Series B, 5.00%, 10/01/22	1,600	1,625,904
Series D, 5.00%, 11/01/20	3,900	3,923,127
Series D, 5.00%, 11/01/21	7,400	7,497,458
Series D, 5.00%, 11/01/22	12,600	12,811,302
Series D, 5.00%, 11/01/23	4,725	4,821,296

		106,941,272

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana — 0.1%
Indiana Finance Authority RB
Series B, 5.00%, 02/01/23	$3,350	$3,770,861
Series C, 5.00%, 12/01/21	175	187,607
Series C, 5.00%, 12/01/23	100	116,257

		4,074,725

Iowa — 0.0%
Iowa Finance Authority RB, Series A, 5.00%, 08/01/20	660	665,155

Kansas — 0.4%
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	2,855	3,155,432
Series A, 5.00%, 09/01/23	1,080	1,237,723
Series B, 5.00%, 09/01/20	1,520	1,538,285
Series B, 5.00%, 09/01/21	1,100	1,166,308
Series B, 5.00%, 09/01/22	3,410	3,768,834
Series C, 5.00%, 09/01/20	1,725	1,745,752

		12,612,334

Louisiana — 0.5%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	325	325,000
State of Louisiana Gasoline & Fuels Tax Revenue RB, Series A-1, 5.00%, 05/01/22	5,800	6,312,836
State of Louisiana GO
Series C, 5.00%, 07/15/20	900	904,887
Series C, 5.00%, 07/15/22	6,925	7,590,354

		15,133,077

Maryland — 4.3%
County of Baltimore MD GO, 5.00%, 08/01/22	1,500	1,654,935
County of Howard MD GO, Series A, 5.00%, 02/15/23	5,000	5,645,600
County of Montgomery MD GO
Series A, 5.00%, 11/01/20	500	510,115
Series A, 5.00%, 07/01/21	2,190	2,304,887
Series A, 5.00%, 07/01/22 (Call 07/01/21)	1,100	1,157,354
Series B, 5.00%, 11/01/21	500	534,235
Series B, 5.00%, 11/01/23	505	586,391
Series C, 5.00%, 10/01/21	500	532,220
Series C, 5.00%, 10/01/22	5,170	5,748,833
State of Maryland Department of Transportation RB
4.00%, 09/01/21	4,000	4,192,320
5.00%, 09/01/21	875	927,973
5.00%, 10/01/21	2,025	2,155,491
5.00%, 09/01/22	2,000	2,214,260
5.00%, 10/01/22	2,000	2,221,940
5.00%, 02/15/23	1,215	1,370,471
5.00%, 10/01/23	2,270	2,624,165
5.00%, 10/01/24	1,305	1,562,516
5.00%, 11/01/24	1,500	1,801,080
State of Maryland GO
5.00%, 08/01/21	1,555	1,642,858
5.00%, 03/15/25	9,000	10,974,060
First Series, 4.00%, 06/01/25 (Call 06/01/24)	540	616,286
First Series, 5.00%, 06/01/21	6,855	7,187,605
First Series, 5.00%, 06/01/22	985	1,079,974
First Series, 5.00%, 06/01/23	325	371,332
First Series A, 5.00%, 03/01/21	3,955	4,098,804
First Series A, 5.00%, 03/01/24 (PR 03/01/22)	4,000	4,335,440
First Series B, 4.50%, 08/01/21	1,095	1,150,495
Second Series A, 5.00%, 08/01/23 (PR 08/01/21)	1,630	1,721,492
Second Series E, 4.50%, 08/01/20	2,285	2,301,429

Security	Par (000)	Value

Maryland (continued)
Series A, 5.00%, 03/01/22	$1,920	$2,082,067
Series A, 5.00%, 03/01/22 (PR 03/01/21)	75	77,704
Series A, 5.00%, 03/15/22	2,550	2,770,039
Series A, 5.00%, 03/01/23	510	576,892
Series A, 5.00%, 03/15/23	6,875	7,788,962
Series A, 5.00%, 08/01/24	5,660	6,753,795
Series B, 4.00%, 08/01/23	3,945	4,412,640
Series B, 5.00%, 08/01/20	6,000	6,048,060
Series B, 5.00%, 08/01/21	1,500	1,584,750
Series B, 5.00%, 08/01/22	2,910	3,213,251
Series B, 5.00%, 08/01/24	5,185	6,187,001
Series B, 5.00%, 08/01/25	4,550	5,615,291
Series C, 5.00%, 08/01/22	3,670	4,052,451
Series C, 5.00%, 08/01/23	5,930	6,819,737
Series C, 5.00%, 08/01/24	1,500	1,789,875
Series C, 5.25%, 08/01/20	300	302,526

		133,299,602

Massachusetts — 6.5%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24 (Call 06/15/23)	3,040	3,469,309
Commonwealth of Massachusetts GO
Series A, 5.00%, 03/01/22	1,160	1,257,486
Series A, 5.00%, 01/01/24	7,250	8,460,460
Commonwealth of Massachusetts GOL
Series A, 5.00%, 03/01/23	3,380	3,819,332
Series A, 5.00%, 03/01/25	6,675	8,114,597
Series A, 5.00%, 04/01/25 (PR 10/01/21)	1,500	1,560,105
Series A, 5.00%, 04/01/26 (PR 04/01/22)	1,895	1,970,933
Series A, 5.00%, 04/01/28 (PR 10/01/21)	3,035	3,156,612
Series A, 5.00%, 04/01/29 (PR 10/01/21)	5,000	5,200,350
Series A, 5.25%, 08/01/20 (AGM)	1,775	1,789,892
Series A, 5.25%, 08/01/21	1,000	1,059,160
Series B, 5.00%, 07/01/20	255	256,000
Series B, 5.00%, 08/01/20	5,000	5,039,900
Series B, 5.00%, 08/01/21	1,000	1,056,260
Series B, 5.00%, 07/01/22	4,300	4,727,592
Series B, 5.00%, 08/01/22	765	844,017
Series B, 5.00%, 07/01/23	2,055	2,352,913
Series B, 5.00%, 07/01/24	650	772,473
Series B, 5.00%, 06/01/25 (PR 06/01/21)	500	500,000
Series B, 5.25%, 08/01/20	4,040	4,073,896
Series B, 5.25%, 08/01/21	2,190	2,319,560
Series B, 5.25%, 08/01/21 (AGM)	1,010	1,069,752
Series B, 5.25%, 09/01/21 (AGM)	255	271,164
Series B, 5.25%, 08/01/22	1,095	1,214,005
Series B, 5.25%, 09/01/22 (AGM)	4,200	4,673,508
Series B, 5.25%, 09/01/23 (AGM)	225	261,097
Series B, 5.25%, 09/01/24 (AGM)	8,760	10,563,246
Series C, 5.00%, 08/01/20	4,895	4,934,062
Series C, 5.00%, 10/01/21	2,000	2,128,320
Series C, 5.00%, 04/01/22	2,240	2,437,232
Series C, 5.00%, 07/01/23 (Call 07/01/22)	1,440	1,581,178
Series C, 5.00%, 08/01/24	515	613,818
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	1,300	1,300,546
Series D, 5.00%, 10/01/26 (PR 10/01/22)	3,415	3,634,106
Series D, 5.00%, 08/01/33 (PR 08/01/21)	105	110,704
Series D-2-R, 1.70%, 08/01/43 (Put 08/01/22)(b)(c)	1,500	1,540,560
Series E, 5.00%, 11/01/23	2,900	3,363,072
Series E, 5.00%, 09/01/28 (PR 09/01/22)	2,845	3,151,719

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts (continued)
Series F, 5.00%, 11/01/25 (PR 11/01/22)	$11,215	$12,513,585
Series F, 5.00%, 11/01/26 (PR 11/01/22)	5,670	6,326,529
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	1,135	1,139,449
Series A, 5.00%, 07/01/23	4,450	5,083,324
Series A, 5.00%, 07/01/24	3,790	4,483,797
Series A, 5.25%, 07/01/21	500	527,465
Series B, 5.25%, 07/01/20	4,055	4,071,707
Series C, 5.25%, 07/01/21	2,020	2,130,959
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20	8,480	8,547,670
5.00%, 08/01/22	2,410	2,657,266
5.25%, 08/01/20	475	478,985
Series 2014, 5.00%, 08/01/21	4,180	4,415,167
Series 2017, 5.00%, 08/01/21	20	21,106
Massachusetts Development Finance Agency RB
Series A, 5.00%, 07/15/21	1,000	1,054,110
Series A, 5.00%, 10/15/25	5,250	6,544,492
Series B-1, 5.00%, 10/15/20	1,510	1,537,150
Massachusetts School Building Authority RB
5.00%, 08/15/24 (Call 08/15/22)	4,130	4,545,685
5.00%, 08/15/24 (PR 08/15/22)	880	970,939
Series A, 5.00%, 08/15/21	9,805	10,374,965
Series A, 5.00%, 08/15/21 (ETM)	1,170	1,236,409
Series A, 5.00%, 08/15/22	1,535	1,693,427
Series A, 5.00%, 08/15/22 (ETM)	90	99,301
Series A, 5.00%, 08/15/23 (Call 08/15/22)	2,295	2,527,598
Series B, 5.00%, 08/15/20	1,785	1,802,618
Series B, 5.00%, 08/15/20 (ETM)	275	277,646
Series B, 5.00%, 10/15/41 (PR 10/15/21)	1,000	1,066,040
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, Series A, 5.00%, 01/01/39 (Put 01/01/23)(b)(c)	3,500	3,880,485
Massachusetts Water Resources Authority RB
Series A, 5.00%, 08/01/40 (PR 08/01/20)	3,000	3,023,820
Series C, 5.00%, 08/01/24 (PR 08/01/21)	1,040	1,098,375
Series C, 5.25%, 08/01/42 (PR 08/01/21)	1,530	1,620,331
Series J, 5.50%, 08/01/20 (AGM)	850	857,480
Series J, 5.50%, 08/01/20 (ETM) (AGM)	150	151,314
Series J, 5.50%, 08/01/21 (AGM)	2,150	2,283,451

		203,691,581

Michigan — 0.4%
Michigan Finance Authority RB
Series C-3, 5.00%, 07/01/21 (AGM)	1,500	1,576,170
Series C-3, 5.00%, 07/01/24 (AGM)	1,610	1,905,435
Michigan State Building Authority RB, Series I, 5.00%, 04/15/21	2,880	2,999,750
State of Michigan GO
Series A, 5.00%, 12/01/21	500	536,095
Series A, 5.00%, 12/01/22	1,000	1,116,740
State of Michigan RB
5.00%, 03/15/21	100	103,525
5.00%, 03/15/22	1,005	1,084,747
5.00%, 03/15/24	1,100	1,277,639
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	1,370	1,521,481
University of Michigan RB, Series C, 4.00%, 04/01/49 (Put 04/01/24)(b)(c)	1,000	1,110,570

		13,232,152

Security	Par (000)	Value

Minnesota — 1.6%
Minneapolis-St Paul Metropolitan Airports Commission RB, Series B, 5.00%, 01/01/24	$3,055	$3,463,240
Minnesota Public Facilities Authority RB
Series A, 5.00%, 03/01/22	1,290	1,398,412
Series A, 5.00%, 03/01/23	3,515	3,972,934
State of Minnesota GO
Series A, 5.00%, 08/01/23 (PR 02/01/21)	1,375	1,385,917
Series D, 5.00%, 08/01/20	1,330	1,340,760
Series D, 5.00%, 08/01/21	2,145	2,266,964
Series D, 5.00%, 08/01/22	2,925	3,231,832
Series D, 5.00%, 08/01/23	3,700	4,256,406
Series D, 5.00%, 08/01/24	8,280	9,880,110
Series D, 5.00%, 10/01/24	1,530	1,836,291
Series F, 5.00%, 10/01/20	2,215	2,251,016
Series F, 5.00%, 10/01/21	2,095	2,230,882
Series F, 5.00%, 10/01/22	175	194,724
Series F, 5.00%, 10/01/23	7,995	9,256,851
University of Minnesota RB, Series B, 5.00%, 12/01/21	2,300	2,465,692

		49,432,031

Mississippi — 0.5%
State of Mississippi GO
Series A, 5.00%, 10/01/36 (PR 10/01/22)	6,460	6,870,016
Series C, 5.00%, 10/01/20	2,910	2,956,706
Series F, 4.00%, 11/01/22	5,000	5,428,350
Series F, 5.00%, 11/01/21	1,230	1,313,677

		16,568,749

Missouri — 0.8%
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/21	5,785	6,042,780
Series A, 5.00%, 05/01/22	4,600	5,022,510
Series A, 5.00%, 05/01/24	2,760	3,260,581
Series B, 5.00%, 11/01/20	1,495	1,525,304
Series B, 5.00%, 11/01/21	6,625	7,079,607
Series B, 5.00%, 05/01/22	2,775	3,029,884

		25,960,666

Nebraska — 0.2%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	1,015	1,027,190
Omaha Public Power District RB, Series B, 5.00%, 02/01/31 (PR 02/01/25)	3,300	3,942,840

		4,970,030

Nevada — 0.6%
Clark County School District GOL
Series A, 5.00%, 06/15/22	1,860	2,018,044
Series A, 5.00%, 06/15/23	450	505,597
Series B, 5.00%, 06/15/20	2,000	2,003,320
Series B, 5.00%, 06/15/23	100	112,355
Series C, 5.00%, 06/15/22	500	542,485
Series D, 5.00%, 06/15/23	1,225	1,376,349
Series D, 5.00%, 06/15/24	150	173,535
County of Clark Department of Aviation RB
5.00%, 07/01/23	420	466,221
5.00%, 07/01/24	1,500	1,712,415
Series A, 5.00%, 07/01/23	4,500	4,995,225
County of Clark NV GOL, Series A, 5.00%, 11/01/20	1,170	1,193,072
County of Clark NV Passenger Facility Charge Revenue RB, 5.00%, 07/01/23	1,600	1,776,080

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
State of Nevada Highway Improvement Revenue RB, 5.00%, 12/01/20	$275	$281,683

		17,156,381

New Jersey — 4.8%
Essex County Improvement Authority RB, 5.25%, 12/15/22 (AMBAC)	930	1,047,329
New Jersey Economic Development Authority RB
5.00%, 09/01/20	270	271,145
5.00%, 09/01/20 (ETM)	730	738,745
5.00%, 03/01/21 (ETM)	365	376,757
Series A, 4.00%, 07/01/22	2,875	2,906,826
Series B, 5.00%, 11/01/20 (SAP)	1,000	1,007,170
Series B, 5.00%, 11/01/21 (SAP)	1,895	1,935,932
Series BBB, 5.00%, 06/15/22	2,500	2,576,025
Series GG, 5.00%, 09/01/21 (Call 03/01/21) (SAP)	1,065	1,077,333
Series GG, 5.00%, 09/01/22 (SAP)	520	534,804
Series II, 5.00%, 03/01/22	325	333,564
Series II, 5.00%, 03/01/23 (Call 03/01/22)	470	481,952
Series II, 5.00%, 03/01/27 (PR 03/01/23)	120	130,063
Series K, 5.25%, 12/15/20 (AMBAC)	4,090	4,133,518
Series N-1, 5.50%, 09/01/24 (AMBAC)	5,825	6,270,379
Series NN, 5.00%, 03/01/21	1,235	1,249,388
Series NN, 5.00%, 03/01/22	1,190	1,221,356
Series NN, 5.00%, 03/01/23	2,025	2,104,663
Series NN, 5.00%, 03/01/24 (Call 03/01/23)	1,000	1,038,850
Series XX, 5.00%, 06/15/20	260	260,159
Series XX, 5.00%, 06/15/21 (SAP)	3,205	3,256,729
Series XX, 5.00%, 06/15/23 (SAP)	1,065	1,110,539
New Jersey Educational Facilities Authority RB, Series B, 5.00%, 07/01/21	3,160	3,328,586
New Jersey State Turnpike Authority RB, Series B, 5.00%, 01/01/25 (Call 01/01/23)	665	732,251
New Jersey Transportation Trust Fund Authority RB
5.00%, 12/15/24	4,500	4,767,120
5.25%, 12/15/21 (NPFGC)	495	508,434
Series A, 0.00%, 12/15/23(a)	2,470	2,188,272
Series A, 5.00%, 06/15/20	7,060	7,064,307
Series A, 5.00%, 06/15/21	1,000	1,023,850
Series A, 5.00%, 06/15/22	1,385	1,448,101
Series A, 5.00%, 06/15/23	1,915	2,038,632
Series A, 5.00%, 12/15/23	1,000	1,048,190
Series A, 5.00%, 06/15/24	1,525	1,648,433
Series A, 5.25%, 12/15/20	530	535,639
Series A, 5.25%, 12/15/22	450	469,269
Series A, 5.50%, 12/15/21	3,840	3,958,464
Series A, 5.50%, 12/15/22	6,290	6,597,204
Series A, 5.50%, 12/15/23	7,515	8,001,070
Series A-1, 5.00%, 06/15/20	1,850	1,851,535
Series A-1, 5.00%, 06/15/21	200	204,770
Series A-1, 5.00%, 06/15/24	530	572,898
Series AA, 5.00%, 06/15/22	110	113,345
Series AA, 5.00%, 06/15/22 (SAP)	810	834,632
Series B, 5.00%, 06/15/20	2,100	2,101,281
Series B, 5.00%, 06/15/21	3,715	3,774,960
Series B, 5.00%, 06/15/42 (PR 06/15/22)	7,570	7,940,249
Series B, 5.25%, 12/15/23 (AMBAC)	6,395	6,755,934
Series B, 5.50%, 12/15/20 (NPFGC)	3,500	3,541,825
Series B, 5.50%, 12/15/21 (NPFGC)	2,745	2,829,683
Series C, 0.00%, 12/15/24 (AMBAC)(a)	310	265,345
Series D, 5.00%, 12/15/23	150	157,229

Security	Par (000)	Value

New Jersey (continued)
Series D, 5.00%, 12/15/24	$460	$487,306
Series D, 5.25%, 12/15/23	2,360	2,493,198
New Jersey Turnpike Authority RB
Series A, 5.00%, 01/01/35 (PR 01/01/23)	1,125	1,210,354
Series A, 5.00%, 01/01/38 (PR 07/01/22)	10,925	12,015,643
Series A, 5.00%, 01/01/43 (PR 07/01/22)	4,245	4,664,109
Series B, 5.00%, 01/01/21	1,195	1,226,835
Series B, 5.00%, 01/01/22	5,770	6,185,844
Series B, 5.00%, 01/01/23	2,595	2,875,701
Series B, 5.00%, 01/01/24 (Call 01/01/23)	1,865	2,058,139
Series C, 5.00%, 01/01/25	2,995	3,520,862
State of New Jersey GO
5.00%, 06/01/21	1,760	1,833,462
Series Q, 5.00%, 08/15/20	890	897,601
Series T, 5.00%, 06/01/22	575	621,771

		150,455,559

New Mexico — 0.7%
New Mexico Finance Authority RB
4.00%, 06/15/22	2,000	2,150,720
5.00%, 06/15/22	1,750	1,917,387
Series A, 5.00%, 06/15/23	1,030	1,174,581
Series A, 5.00%, 06/15/24	6,000	7,098,120
Series B, 5.00%, 06/15/20	1,125	1,127,003
Series B, 5.00%, 06/15/23 (Call 06/15/20)	1,175	1,179,183
State of New Mexico GO
Series B, 5.00%, 03/01/21	1,500	1,553,730
Series B, 5.00%, 03/01/22	500	541,560
State of New Mexico Severance Tax Permanent Fund RB
Series B, 4.00%, 07/01/20	2,380	2,387,378
Series B, 4.00%, 07/01/21	1,160	1,207,815
Series B, 4.00%, 07/01/22	925	996,179
Series B, 4.00%, 07/01/23	460	510,632

		21,844,288

NewYork — 15.8%
City of New York GO, Series I, 5.00%, 08/01/24 (Call 08/01/22)	780	848,320
City of New York NY GO
Series 1, 5.00%, 08/01/22	4,320	4,755,326
Series 2015-A, 5.00%, 08/01/21	1,965	2,072,446
Series 2015-A, 5.00%, 08/01/24	600	706,134
Series A, 5.00%, 08/01/20	5,715	5,760,206
Series A, 5.00%, 08/01/21	4,915	5,183,753
Series A, 5.00%, 08/01/22	13,710	15,091,557
Series A, 5.00%, 08/01/23	2,545	2,903,412
Series A, 5.00%, 08/01/24	1,205	1,418,152
Series A-1, 5.00%, 08/01/21	1,450	1,529,286
Series B, 5.00%, 08/01/20	520	524,113
Series B, 5.00%, 08/01/21	4,470	4,714,420
Series B, 5.00%, 08/01/21 (Call 08/01/20)	1,345	1,355,451
Series B, 5.00%, 08/01/23 (Call 08/01/22)	200	217,788
Series C, 5.00%, 08/01/20	8,580	8,647,868
Series C, 5.00%, 08/01/21	2,445	2,578,693
Series C, 5.00%, 08/01/22	785	864,104
Series C, 5.00%, 08/01/23	9,030	10,301,695
Series C, 5.00%, 08/01/24	11,765	13,846,111
Series C-1, 5.00%, 08/01/23	1,500	1,711,245
Series C-1, 5.00%, 08/01/24	1,500	1,765,335
Series D, 5.00%, 08/01/23 (Call 02/01/23)	5,000	5,544,750
Series E, 5.00%, 08/01/21	1,880	1,982,798

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Series E, 5.00%, 08/01/22	$300	$330,231
Series E, 5.00%, 08/01/23	290	330,841
Series E, 5.00%, 08/01/24 (Call 02/01/23)	950	1,052,704
Series F, 5.00%, 08/01/22 (Call 02/01/22)	1,000	1,069,760
Series G, 5.00%, 08/01/22	875	963,174
Series G, 5.00%, 08/01/23	4,220	4,814,303
Series G-1, 5.00%, 04/01/22	2,035	2,209,074
Series G-1, 5.00%, 04/01/23 (Call 04/01/22)	2,310	2,484,751
Series I, 5.00%, 08/01/20	965	972,633
Series I, 5.00%, 08/01/21	1,850	1,951,158
Series I, 5.00%, 08/01/22	2,040	2,245,571
Series J, 5.00%, 08/01/21	2,760	2,910,917
Series J, 5.00%, 08/01/22	1,645	1,810,767
Series J, 5.00%, 08/01/23	1,185	1,351,883
County of Nassau NY GOL
Series A, 5.00%, 01/01/21	920	943,313
Series C, 5.00%, 10/01/21	400	423,068
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/22	1,000	1,081,910
Long Island Power Authority RB
Series A, 0.00%, 06/01/21 (AGM)(a)	1,000	994,540
Series A, 5.00%, 05/01/38 (PR 05/01/22)	145	151,283
Series B, 1.65%, 09/01/49 (Put 09/01/24)(b)(c)	1,400	1,398,194
Metropolitan Transportation Authority RB
Series A, 5.25%, 11/15/38 (PR 11/15/21)	4,505	4,838,280
Series A-1, 5.00%, 11/15/45 (Put 11/15/20)(b)(c)	2,000	2,009,520
Series A-2, 5.00%, 11/15/23	1,065	1,111,945
Series B, 5.00%, 11/15/22	925	955,941
Series B, 5.00%, 11/15/23	2,115	2,208,229
Series B, 5.00%, 11/15/24	1,475	1,554,886
Series B-1, 5.00%, 05/15/22	1,500	1,535,820
Series C, 5.00%, 11/15/21	2,000	2,044,500
Series C, 5.00%, 11/15/22	1,130	1,167,798
Series C-1, 5.00%, 11/15/23	565	589,905
Series C-1, 5.00%, 11/15/24	3,500	3,689,560
Series C-2, 4.00%, 11/15/33 (Put 11/15/20)(b)(c)	500	500,035
Series D, 5.00%, 11/15/20	1,880	1,892,501
Series D, 5.00%, 11/15/21	1,150	1,175,587
Series D-1, 5.00%, 11/01/22	3,560	3,677,444
Series D-1, 5.00%, 11/15/34 (Put 11/15/24)(b)(c)	5,000	5,262,250
Series E, 5.00%, 11/15/22	3,755	3,880,605
Series F, 5.00%, 11/15/23 (Call 11/15/22)	1,040	1,073,145
Series F, 5.00%, 11/15/24 (Call 11/15/22)	5,940	6,123,605
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/20 (SAW)	70	70,399
Series S, 5.00%, 07/15/20 (ETM) (SAW)	430	432,421
Series S-1, 5.00%, 07/15/24 (SAW)	1,000	1,178,050
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/21	1,640	1,730,069
5.00%, 11/01/22	2,175	2,410,726
Series A, 5.00%, 11/01/20	150	152,952
Series A, 5.00%, 08/01/21	1,440	1,519,085
Series A, 5.00%, 08/01/23	1,000	1,140,150
Series A1, 5.00%, 11/01/20	115	117,263
Series A-1, 5.00%, 05/01/21	1,380	1,439,671
Series A-1, 5.00%, 11/01/21	380	405,289
Series A-1, 5.00%, 08/01/22	4,545	4,988,456
Series A-1, 5.00%, 11/01/22 (Call 11/01/21)	135	143,481

Security	Par (000)	Value

NewYork (continued)
Series A-1, 5.00%, 08/01/23	$1,640	$1,869,846
Series A-1, 5.00%, 05/01/24	2,370	2,772,592
Series A-1, 5.00%, 08/01/24	4,480	5,284,608
Series A-3, 5.00%, 08/01/23	2,305	2,628,046
Series B, 5.00%, 11/01/20	500	509,840
Series B, 5.00%, 11/01/21	745	794,580
Series B, 5.00%, 11/01/23 (Call 11/01/22)	435	478,935
Series C, 5.00%, 11/01/20	4,125	4,206,180
Series C, 5.00%, 11/01/21	2,735	2,917,014
Series C, 5.00%, 11/01/22	375	415,642
Series C, 5.00%, 11/01/23	510	586,735
Series C1, 5.00%, 11/01/20	585	596,513
Series D, 5.00%, 11/01/22 (Call 06/30/20)	5,520	5,540,038
Series D, 5.00%, 11/01/23 (Call 06/30/20)	2,500	2,509,050
Series F-1, 5.00%, 05/01/22	335	365,026
New York City Water & Sewer System RB
Series AA, 5.00%, 06/15/23	940	1,075,031
Series CC, 5.00%, 06/15/22	16,785	18,426,573
Series CC-2, 5.00%, 06/15/24 (Call 12/15/22)	245	271,984
Series DD, 5.00%, 06/15/22	6,980	7,662,644
Series GG, 5.00%, 06/15/20	530	530,933
New York Municipal Bond Bank Agency RB, Series A, 5.00%, 12/01/21 (SAW)	850	911,361
New York State Dormitory Authority RB
5.00%, 02/15/21	800	827,128
5.00%, 10/01/21	1,030	1,095,662
5.00%, 02/15/24	450	522,148
Series A, 5.00%, 12/15/20	1,850	1,897,452
Series A, 5.00%, 02/15/21	9,075	9,377,470
Series A, 5.00%, 03/15/21	5,215	5,410,249
Series A, 5.00%, 03/15/21 (ETM)	430	446,030
Series A, 5.00%, 12/15/21	850	911,863
Series A, 5.00%, 02/15/22	8,270	8,928,127
Series A, 5.00%, 03/15/22	7,720	8,362,923
Series A, 5.00%, 02/15/23	820	918,367
Series A, 5.00%, 03/15/23	4,700	5,280,309
Series A, 5.00%, 05/15/23 (Call 05/15/22)	300	324,297
Series A, 5.00%, 12/15/23 (Call 12/15/22)	3,500	3,891,125
Series A, 5.00%, 02/15/24	2,950	3,422,973
Series A, 5.00%, 03/15/24	12,710	14,789,992
Series A, 5.00%, 03/15/25	4,070	4,886,320
Series A, 5.50%, 05/15/21 (AMBAC NPFGC)	200	209,454
Series B, 5.00%, 02/15/21	3,000	3,100,410
Series B, 5.00%, 03/15/21	1,720	1,784,397
Series B, 5.00%, 03/15/22	710	769,129
Series B, 5.00%, 02/15/23	7,750	8,679,690
Series C, 5.00%, 03/15/22	555	601,220
Series C, 5.00%, 03/15/23	6,000	6,740,820
Series C, 5.00%, 03/15/24	525	610,916
Series C, 5.00%, 03/15/25 (Call 03/15/24)	585	674,248
Series D, 5.00%, 02/15/21	1,310	1,353,846
Series D, 5.00%, 02/15/23	6,965	7,800,521
Series D, 5.00%, 02/15/24	2,575	2,987,850
Series D, 5.00%, 02/15/25	2,000	2,395,080
Series E, 5.00%, 03/15/21	2,980	3,091,571
Series E, 5.00%, 03/15/22	2,370	2,567,374
Series E, 5.00%, 02/15/23	1,985	2,223,121
Series E, 5.00%, 03/15/23	425	477,475
New York State Environmental Facilities Corp. RB
5.00%, 06/15/21	2,920	3,068,132

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

NewYork (continued)
Series A, 5.00%, 06/15/21	$4,120	$4,329,008
Series A, 5.00%, 06/15/23	3,000	3,422,100
Series A, 5.00%, 06/15/23 (Call 06/15/22)	325	356,018
Series A, 5.00%, 06/15/24 (Call 06/15/22)	1,500	1,639,935
New York State Thruway Authority Highway & Bridge Trust Fund RB, Series A, 5.00%, 04/01/22	470	511,200
New York State Thruway Authority RB
Series A, 5.00%, 03/15/21 (Call 09/15/20)	850	861,789
Series A, 5.00%, 03/15/22 (Call 09/15/20)	4,675	4,739,421
Series A, 5.00%, 03/15/23 (Call 03/15/21)	1,235	1,281,634
Series A, 5.00%, 03/15/23 (Call 09/15/21)	2,565	2,723,081
Series A, 5.00%, 03/15/25 (Call 03/15/21)	615	638,026
Series J, 5.00%, 01/01/24	500	569,455
Series L, 5.00%, 01/01/21	1,175	1,205,820
Series L, 5.00%, 01/01/22	500	535,460
Series L, 5.00%, 01/01/23	1,675	1,848,915
New York State Urban Development Corp. RB
Series A, 5.00%, 03/15/21	11,700	12,138,048
Series A, 5.00%, 03/15/22	17,160	18,589,084
Series A, 5.00%, 03/15/23	4,030	4,529,375
Series A, 5.00%, 03/15/24	8,245	9,607,816
Series A, 5.00%, 03/15/25	1,270	1,528,039
Series A-1, 5.00%, 03/15/21	1,200	1,244,928
Series A-1, 5.00%, 03/15/22	15	16,249
Series C, 5.00%, 03/15/21	5,025	5,213,136
Series C, 5.00%, 03/15/24 (Call 03/15/23)	1,540	1,718,671
Series D, 5.00%, 03/15/21	340	352,730
Series D, 5.00%, 03/15/22	2,195	2,377,800
Series D, 5.00%, 03/15/24 (Call 03/15/23)	3,250	3,629,925
Series E, 5.00%, 03/15/21	3,460	3,589,542
Series E, 5.00%, 03/15/23	355	399,148
Series E, 5.00%, 03/15/24 (Call 03/15/23)	1,400	1,563,660
Port Authority of New York & New Jersey RB
Series 179, 5.00%, 12/01/21	1,925	2,042,714
Series 179, 5.00%, 12/01/22	50	55,111
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/20	1,425	1,450,251
Series A, 5.00%, 10/15/21	2,960	3,155,893
Series A, 5.00%, 10/15/22	1,000	1,116,040
Series A, 5.00%, 10/15/23	3,485	4,051,278
Triborough Bridge & Tunnel Authority RB
5.50%, 11/15/21 (NPFGC)	1,935	2,075,752
Series A, 5.00%, 11/15/22	2,835	3,137,438
Series A, 5.00%, 11/15/23	120	137,314
Series A, 5.00%, 11/15/23 (Call 05/15/23)	1,510	1,692,242
Series A, 5.00%, 11/15/24 (Call 05/15/23)	245	274,187
Series B, 5.00%, 11/15/20	6,700	6,837,082
Series B, 5.00%, 11/15/21	880	937,112
Series B, 5.00%, 11/15/23 (Call 11/15/22)	3,750	4,142,287
Series B, 5.50%, 01/01/30 (PR 01/01/22)	3,250	3,527,647
Utility Debt Securitization Authority RB, Series B, 5.00%, 12/15/24	120	134,154

		491,539,981

North Carolina — 3.6%
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/20	5,785	5,807,793
5.00%, 07/01/21	2,810	2,957,413
5.00%, 07/01/23	2,975	3,410,242
County of Guilford NC GO, 5.00%, 03/01/24	4,130	4,854,485
County of Mecklenburg NC GO, Series A, 5.00%, 12/01/21	1,580	1,694,566

Security	Par (000)	Value

North Carolina (continued)
County of Wake NC GO
5.00%, 03/01/24	$1,055	$1,240,068
Series C, 5.00%, 03/01/21	1,075	1,114,087
Series C, 5.00%, 03/01/22	1,430	1,550,177
Series C, 5.00%, 03/01/23	4,865	5,501,683
North Carolina Eastern Municipal Power Agency RB
Series A, 5.00%, 01/01/21 (ETM)	2,350	2,413,027
Series B, 5.00%, 01/01/21 (ETM)	3,820	3,925,890
State of North Carolina GO
Series A, 5.00%, 06/01/22	4,025	4,413,090
Series A, 5.00%, 06/01/23	4,000	4,570,240
Series B, 5.00%, 06/01/22	100	109,642
Series B, 5.00%, 06/01/24	12,450	14,768,812
Series C, 4.00%, 05/01/21	630	652,258
Series C, 5.00%, 05/01/21	5,750	6,005,645
Series C, 5.00%, 05/01/22	1,860	2,030,841
Series D, 4.00%, 06/01/20	5,030	5,030,000
Series D, 4.00%, 06/01/21	825	856,804
Series D, 4.00%, 06/01/22	2,250	2,422,103
Series D, 4.00%, 06/01/23	1,000	1,112,700
State of North Carolina RB
5.00%, 03/01/21	525	543,359
5.00%, 03/01/22	2,425	2,621,692
5.00%, 03/01/23	1,370	1,538,825
5.00%, 03/01/24	1,000	1,164,820
Series B, 5.00%, 11/01/21	12,500	13,355,875
Series B, 5.00%, 05/01/23	2,650	3,007,776
Series C, 5.00%, 05/01/21	2,500	2,611,150
Series C, 5.00%, 05/01/22	8,480	9,258,888
Series C, 5.00%, 05/01/29 (PR 11/01/21)	570	594,858

		111,138,809

Ohio — 1.6%
American Municipal Power Inc. RB
5.00%, 02/15/24	500	582,505
5.00%, 02/15/25	1,155	1,388,252
City of Columbus OH GO
Series 1, 5.00%, 07/01/20	2,000	2,007,860
Series 1, 5.00%, 07/01/21	605	636,666
Series 1, 5.00%, 07/01/23	1,225	1,401,376
Series 2017-1, 5.00%, 04/01/24	7,025	8,265,123
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/21	5,385	5,773,743
5.00%, 06/01/22	2,010	2,203,804
5.00%, 12/01/22	565	632,619
5.00%, 06/01/23	3,335	3,808,270
5.00%, 12/01/23	1,000	1,164,090
Series 2015-A, 5.00%, 06/01/23	1,125	1,284,649
Series 2015-A, 5.00%, 12/01/24	1,270	1,529,829
State of Ohio GO
Series A, 5.00%, 09/15/21	3,225	3,429,336
Series A, 5.00%, 09/15/22	1,000	1,109,410
Series A, 5.00%, 12/15/22	2,000	2,241,840
Series A, 5.00%, 12/15/23	4,205	4,902,189
Series A, 5.00%, 12/15/24	2,470	2,979,190
Series A, 5.00%, 02/01/29 (PR 08/01/21)	500	528,065
Series C, 5.00%, 09/15/21	2,000	2,126,720
Series Q, 5.00%, 05/01/26 (PR 05/01/23)	635	693,325

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
State of Ohio RB, Series 1, 5.00%, 12/15/22	$1,000	$1,118,220

		49,807,081

Oklahoma — 0.1%
Oklahoma Turnpike Authority RB
Series A, 5.00%, 01/01/22 (Call 01/01/21)	2,000	2,055,560
Series D, 4.00%, 01/01/23	265	290,337
Series D, 5.00%, 01/01/24	235	272,865

		2,618,762

Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	1,455	1,455,000
Series A, 5.00%, 06/01/21	1,005	1,053,763
Series B, 5.00%, 06/15/22	2,065	2,266,957
Series B, 5.00%, 06/15/23	2,050	2,343,129
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/25 (GTD)	5,000	6,126,850
Series B, 5.00%, 06/15/20 (GTD)	4,000	4,007,000
Oregon State Lottery RB
Series C, 5.00%, 04/01/23	2,365	2,675,572
Series C, 5.00%, 04/01/24	500	588,265
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/22	1,000	1,115,790
Series A, 5.00%, 11/15/23	3,020	3,503,985
Series A, 5.00%, 11/15/24	5,565	6,677,054
Series A, 5.00%, 11/15/38 (PR 11/15/24)	450	520,236
State of Oregon GO
Series A, 5.00%, 05/01/24	500	590,470
Series H, 5.00%, 05/01/23	100	113,877

		33,037,948

Pennsylvania — 2.8%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/23	4,050	4,580,712
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 01/01/21	1,300	1,332,942
Commonwealth of Pennsylvania GO
5.00%, 07/15/21	9,000	9,476,550
5.00%, 07/15/22	1,800	1,975,356
First Series, 5.00%, 06/01/20	825	825,000
First Series, 5.00%, 07/01/20	1,225	1,229,802
First Series, 5.00%, 03/15/21	1,080	1,120,262
First Series, 5.00%, 04/01/21	2,055	2,135,926
First Series, 5.00%, 07/01/21	1,030	1,082,643
First Series, 5.00%, 08/15/21	1,655	1,749,136
First Series, 5.00%, 11/15/21	325	347,224
First Series, 5.00%, 04/01/22	1,545	1,675,383
First Series, 5.00%, 07/01/22	1,450	1,588,766
First Series, 5.00%, 08/15/22	2,000	2,202,220
First Series, 5.00%, 01/01/23	2,675	2,988,456
First Series, 5.00%, 04/01/23	2,015	2,272,900
First Series, 5.00%, 08/15/23	5,100	5,833,482
First Series, 5.00%, 01/01/24	2,470	2,864,187
First Series, 5.00%, 03/01/24	5,250	6,123,862
First Series, 5.00%, 07/01/24	675	795,265
First Series, 5.00%, 08/15/24	500	592,370
First Series, 5.00%, 09/15/24	1,000	1,187,990
First Series, 5.00%, 06/01/25 (PR 06/01/23)	3,625	3,972,420
Second Series, 5.00%, 09/15/20	2,135	2,164,719
Second Series, 5.00%, 01/15/21	1,000	1,029,380
Second Series, 5.00%, 09/15/21	3,035	3,219,164
Second Series, 5.00%, 01/15/22	9,775	10,506,659

Security	Par (000)	Value

Pennsylvania (continued)
Second Series, 5.00%, 09/15/22	$180	$198,864
Second Series, 5.00%, 09/15/23	2,930	3,361,648
Second Series, 5.00%, 10/15/23	495	569,651
Second Series, 5.00%, 09/15/24	675	801,893
Series T, 5.00%, 07/01/21	765	804,099
Delaware River Port Authority RB
Series B, 5.00%, 01/01/21	855	877,375
Series B, 5.00%, 01/01/22	240	256,980
Series B, 5.00%, 01/01/23	1,555	1,732,099
Series B, 5.00%, 01/01/24	200	230,990
Pennsylvania Turnpike Commission RB
5.00%, 06/01/20	500	500,000
6.00%, 12/01/36 (PR 12/01/20)	3,960	4,073,692

		88,280,067

South Carolina — 0.1%
City of Charleston SC Waterworks & Sewer System Revenue RB, 5.00%, 01/01/41 (PR 01/01/22)	1,055	1,084,551
Greenville County School District RB, 4.63%, 12/01/20 (AGC)	325	332,225
South Carolina Transportation Infrastructure Bank RB, Series A, 5.00%, 10/01/24	2,175	2,522,804

		3,939,580

Tennessee — 1.2%
City of Memphis TN GO
5.00%, 05/01/23	2,000	2,270,020
Series D, 5.00%, 07/01/22 (Call 07/01/21)	2,000	2,007,720
County of Shelby TN GO, Series A, 5.00%, 03/01/23	505	570,195
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/22	1,180	1,296,820
5.00%, 07/01/23	6,000	6,865,860
5.00%, 07/01/23 (Call 07/01/22)	1,375	1,510,822
5.00%, 01/01/24	3,010	3,510,232
Series A, 5.00%, 01/01/33 (PR 01/01/24)	4,750	5,331,305
State of Tennessee GO
Series A, 4.00%, 08/01/24 (Call 08/01/22)	2,375	2,559,894
Series A, 5.00%, 08/01/20	375	377,993
Series A, 5.00%, 08/01/21	7,520	7,943,075
Series A, 5.00%, 08/01/22	3,400	3,754,314

		37,998,250

Texas — 8.2%
Central Texas Regional Mobility Authority RB, Series B, 5.00%, 01/01/45 (Put 07/01/20)(b)(c)	500	500,425
Central Texas Turnpike System RB, Series A, 0.00%, 08/15/21 (AMBAC)(a)	3,375	3,340,069
City of Dallas TX GOL, 5.00%, 02/15/21	1,600	1,654,832
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/23	515	595,165
Series A, 5.00%, 10/01/24	2,040	2,415,503
City of Garland TX GOL, 5.00%, 02/15/21	1,005	1,038,205
City of Houston TX Combined Utility System Revenue RB
5.00%, 05/15/25 (Call 05/15/24)	250	294,463
Series C, 5.00%, 05/15/21	1,000	1,045,760
Series C, 5.00%, 05/15/24	3,455	4,078,420
City of Houston TX GOL, Series A, 5.00%, 03/01/23	1,500	1,690,110
City of San Antonio Texas Electric & Gas Systems Revenue RB
5.00%, 02/01/21	3,000	3,095,490
5.00%, 02/01/22	7,145	7,711,884

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.25%, 02/01/24	$5,525	$6,491,212
Series B, 2.00%, 02/01/33 (Put 12/01/21)(b)(c)	500	507,805
Series D, 3.00%, 12/01/45 (Put 12/01/20)(b)(c)	1,500	1,519,200
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/21	1,510	1,558,063
5.00%, 02/01/22	1,785	1,926,622
5.00%, 02/01/22 (ETM)	175	188,823
County of Harris TX GOL
Series A, 5.00%, 10/01/24 (Call 10/01/22)	2,700	2,996,271
Series B, 5.00%, 10/01/21 (Call 10/01/20)	135	137,203
Cypress-Fairbanks Independent School District GO 5.00%, 02/15/24 (PSF)	500	584,110
Series A-3, 3.00%, 02/15/43 (Put 08/17/20) (PSF)(b)(c)	810	813,783
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/42 (PR 11/01/20)	2,035	2,075,822
Fort Worth Independent School District GO, 5.00%, 02/15/21 (PSF)	1,325	1,370,209
Grand Parkway Transportation Corp. RB, Series B, 5.00%, 10/01/52 (Put 10/01/23)(b)(c)	2,075	2,351,348
Harris County Flood Control District RB, Series A, 5.00%, 10/01/23	5,000	5,776,500
Houston Independent School District GOL
5.00%, 02/15/22 (PSF)	1,780	1,926,441
5.00%, 02/15/25 (PSF)	1,500	1,806,780
Series A, 5.00%, 02/15/21 (PSF)	1,750	1,809,710
Series A-2, 2.25%, 06/01/39 (Put 06/01/22) (PSF)(b)(c)	1,000	1,028,020
Leander Independent School District GO
Series C, 0.00%, 08/15/42 (PR 08/15/24) (PSF)(a)	5,000	1,889,600
Series C, 0.00%, 08/15/44 (PR 08/15/24) (PSF)(a)	4,000	1,341,480
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	1,350	1,337,121
Series A, 5.00%, 08/15/20 (PSF)	5,000	5,049,350
Series B, 5.00%, 08/15/25	7,125	8,807,569
Mesquite Independent School District GO, Series E, 5.00%, 08/15/20 (PSF)	100	100,989
North Texas Tollway Authority RB
6.00%, 01/01/38 (PR 01/01/22)	5,255	5,430,464
Series A, 5.00%, 01/01/21	500	513,440
Series A, 5.00%, 01/01/22	2,250	2,413,643
Series A, 5.00%, 01/01/23	1,280	1,422,285
Series A, 5.00%, 01/01/24	7,560	8,693,698
Series A, 5.00%, 01/01/25 (Call 01/01/24)	230	263,348
Series A, 5.50%, 09/01/36 (PR 09/01/21)	2,035	2,167,417
Series B, 5.00%, 01/01/23	1,780	1,965,779
Series B, 5.00%, 01/01/24	1,595	1,814,759
Series B, 5.00%, 01/01/24 (Call 01/01/23)	765	850,871
Series B, 5.00%, 01/01/25 (Call 01/01/23)	165	183,072
Series D, 5.00%, 09/01/28 (PR 09/01/22)	2,500	2,647,125
Series D, 5.00%, 09/01/31 (PR 09/01/22)	2,830	2,996,545
Series D, 5.00%, 09/01/32 (PR 09/01/21)	5,320	5,633,082
Series D, 5.25%, 09/01/27 (PR 09/01/22)	2,540	2,697,378
Northside Independent School District GO
1.45%, 06/01/47 (Put 06/01/20) (PSF)(b)(c)	1,000	1,000,000
2.75%, 08/01/48 (Put 08/01/23) (PSF)(b)(c)	1,000	1,058,950
Plano Independent School District GO
Series A, 5.00%, 02/15/22 (PSF)	7,730	8,365,947
Series B, 5.00%, 02/15/21 (PSF)	2,325	2,404,329
Round Rock Independent School District GO, Series A, 5.00%, 08/01/22 (PSF)	30	33,147

Security	Par (000)	Value

Texas (continued)
San Antonio Independent School District/TX GO, 5.00%, 02/15/24 (PSF)	$1,020	$1,195,705
San Antonio Water System RB
5.00%, 05/15/27 (PR 05/15/22)	1,585	1,731,898
Series B, 2.00%, 05/01/44 (Put 11/01/22)(b)(c)	800	824,880
State of Texas GO
4.00%, 08/27/20	5,860	5,913,560
5.00%, 10/01/20	1,510	1,534,492
5.00%, 04/01/21	250	260,145
5.00%, 10/01/21	3,000	3,194,160
5.00%, 04/01/22	3,200	3,484,224
5.00%, 10/01/22	4,445	4,940,440
5.00%, 10/01/22 (Call 10/01/21)	3,630	3,863,881
5.00%, 04/01/23	1,935	2,194,406
5.00%, 10/01/24 (Call 04/01/24)	9,005	10,594,653
Series A, 5.00%, 10/01/23	4,535	5,244,229
Series A, 5.00%, 10/01/24	325	389,597
Series A, 5.00%, 04/01/42 (PR 04/01/23)	15,000	16,317,750
Series B-1, 5.00%, 08/01/23	250	287,168
Texas A&M University RB, Series E, 5.00%, 05/15/25	4,225	5,166,119
Texas State University System RB, Series A, 5.00%, 03/15/21	1,250	1,297,812
Texas Transportation Commission State Highway Fund RB
3.00%, 10/01/21	375	388,995
5.00%, 10/01/20	9,500	9,652,190
5.00%, 10/01/24	4,155	4,970,959
First Series, 5.00%, 10/01/22	3,705	4,112,476
Series A, 5.00%, 04/01/21	1,100	1,144,077
Series A, 5.00%, 10/01/21	2,380	2,532,058
Series A, 5.00%, 04/01/22	1,050	1,142,043
Series A, 5.00%, 04/01/23	2,525	2,859,663
Series A, 5.00%, 04/01/24	1,015	1,193,336
Series A, 5.00%, 04/01/25 (Call 04/01/24)	6,020	7,027,567
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	1,000	1,105,080
Series A, 5.00%, 08/15/23	3,020	3,474,148
Series B, 5.00%, 08/15/20	1,000	1,009,950
Series B, 5.00%, 08/15/22	2,125	2,348,295
Series B, 5.38%, 08/15/23	605	703,210
Series D, 5.00%, 08/15/21	3,400	3,598,084
Series D, 5.00%, 08/15/24	2,000	2,384,200
Series I, 5.00%, 08/15/21	750	793,695
Series I, 5.00%, 08/15/22	400	442,032
Series I, 5.00%, 08/15/23	1,000	1,150,380
Series J, 5.00%, 08/15/23	50	57,519
Series J, 5.00%, 08/15/24	2,395	2,855,079

		256,789,791

Utah — 1.7%
Intermountain Power Agency RB
Series A, 5.00%, 07/01/21	3,785	3,972,093
Series A, 5.00%, 07/01/22	2,000	2,195,360
State of Utah GO
5.00%, 07/01/22	7,135	7,849,213
5.00%, 07/01/23	4,785	5,486,672
5.00%, 07/01/25	2,000	2,465,380
Series 2011-A, 5.00%, 07/01/24 (PR 07/01/21)	2,660	2,797,150
Series A, 4.00%, 07/01/21	1,000	1,041,550
Series A, 5.00%, 07/01/20	2,800	2,811,004
Series A, 5.00%, 07/01/22 (PR 07/01/21)	430	452,171
Series A, 5.00%, 07/01/26 (PR 07/01/21)	6,430	6,761,531

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utah (continued)
Series B, 5.00%, 07/01/21	$1,000	$1,052,340
University of Utah (The) RB, Series A, 5.00%, 08/01/43 (PR 08/01/24) (SAP)	10,000	11,499,400
Utah Transit Authority RB, 5.00%, 06/15/37 (PR 06/15/25)	4,590	5,657,129

		54,040,993

Virginia — 4.0%
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 11/01/23	6,300	6,771,492
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/23	715	816,466
Series B, 4.00%, 06/01/23	1,000	1,115,570
Series B, 5.00%, 06/01/20	2,000	2,000,000
Series B, 5.00%, 06/01/21	5,400	5,663,682
Series B, 5.00%, 06/01/22	1,300	1,424,800
County of Chesterfield VA GO, Series B, 5.00%, 01/01/25	1,790	2,165,846
County of Fairfax VA GO
Series B, 5.00%, 10/01/22 (SAW)	1,695	1,883,925
Series B, 5.00%, 04/01/23 (SAW)	4,000	4,537,440
Series B, 5.00%, 10/01/23 (SAW)	1,485	1,717,774
Series B, 5.00%, 04/01/24 (SAW)	5,000	5,893,150
Series B, 5.00%, 10/01/24 (SAW)	1,980	2,375,426
Hampton Roads Transportation Accountability Commission RB, Series A, 5.00%, 07/01/22	5,600	6,140,848
University of Virginia RB, Series B, 5.00%, 08/01/21	6,690	7,067,985
Virginia College Building Authority RB
Series A, 5.00%, 02/01/21	450	464,476
Series A, 5.00%, 02/01/28 (PR 02/01/24)	1,100	1,238,952
Series E, 5.00%, 02/01/23	6,715	7,554,778
Series E, 5.00%, 02/01/24	1,265	1,475,749
Virginia Commonwealth Transportation Board RB
5.00%, 09/15/23	1,065	1,229,830
5.00%, 09/15/23 (PR 03/15/23)	2,700	3,056,643
5.00%, 03/15/24	1,240	1,454,483
5.00%, 09/15/24	2,405	2,870,656
5.00%, 05/15/25 (PR 11/15/21) (SAP)	3,000	3,137,880
5.00%, 05/15/27 (PR 05/15/21) (SAP)	5,000	5,229,800
5.00%, 05/15/32 (PR 11/15/21) (SAP)	1,250	1,307,450
5.00%, 05/15/34 (PR 05/15/21) (SAP)	1,065	1,113,947
Series A, 5.00%, 05/15/23	750	854,925
Series A, 5.00%, 05/15/24	7,070	8,342,671
Virginia Public Building Authority RB
5.00%, 08/01/25	5,000	6,164,850
Series A, 4.00%, 08/01/28 (PR 08/01/24)	8,675	9,702,467
Series B, 5.00%, 08/01/23	900	1,034,415
Virginia Public School Authority RB
4.00%, 08/01/20 (SAW)	2,510	2,525,913
5.00%, 08/01/22 (SAW)	3,935	4,320,709
5.00%, 08/01/23 (Call 08/01/22) (SAW)	3,670	4,048,230
5.00%, 08/01/24 (SAW)	2,365	2,794,035
Series B, 5.00%, 08/01/20	5,050	5,090,299

		124,587,562

Washington — 3.5%
Energy Northwest RB
5.00%, 07/01/24	8,010	9,494,173
Series A, 5.00%, 07/01/20	2,325	2,334,095
Series A, 5.00%, 07/01/21	8,530	8,968,868
Series A, 5.00%, 07/01/22	1,205	1,322,970
Series A, 5.00%, 07/01/22 (Call 07/01/21)	5,275	5,545,027
Series A, 5.00%, 07/01/23	1,325	1,514,011

Security	Par (000)	Value

Washington (continued)
Series A, 5.00%, 07/01/23 (Call 07/01/21)	$2,785	$2,924,751
State of Washington GO
5.00%, 07/01/23	1,610	1,847,153
5.00%, 07/01/24 (Call 07/01/22)	500	548,840
Series 2011A, 5.00%, 08/01/33 (PR 08/01/21)	4,000	4,031,760
Series 2016A, 5.00%, 07/01/21	2,350	2,474,057
Series A, 5.00%, 08/01/29 (PR 08/01/21)	200	211,106
Series B, 5.00%, 07/01/22	2,815	3,099,259
Series B, 5.00%, 07/01/23	5,020	5,759,446
Series B, 5.00%, 07/01/24	1,640	1,949,009
Series C, 5.00%, 07/01/23 (Call 07/01/21)	2,505	2,514,769
Series C, 5.00%, 07/01/24 (Call 01/01/21)	745	747,906
Series R-2011-A, 5.00%, 01/01/21	1,060	1,090,136
Series R-2011B, 5.00%, 07/01/20	520	522,028
Series R-2012C, 5.00%, 07/01/20	1,000	1,003,960
Series R-2012C, 5.00%, 07/01/23 (Call 07/01/22)	1,200	1,317,744
Series R-2012-C, 5.00%, 07/01/24 (Call 07/01/22)	990	1,086,703
Series R-2013A, 5.00%, 07/01/24 (Call 07/01/22)	490	537,863
Series R-2015, 5.00%, 07/01/20	470	471,861
Series R-2015, 5.00%, 07/01/21	1,345	1,416,003
Series R-2015, 5.00%, 07/01/24	1,085	1,289,436
Series R-2015-C, 5.00%, 07/01/20	1,000	1,003,960
Series R-2015E, 5.00%, 07/01/20	2,250	2,258,910
Series R-2015E, 5.00%, 07/01/22	420	462,412
Series R-2017A, 5.00%, 08/01/20	2,460	2,479,828
Series R-2017A, 5.00%, 08/01/21	2,690	2,842,953
Series R-2017C, 5.00%, 08/01/24	2,805	3,343,223
Series R-2018C, 5.00%, 08/01/23	2,000	2,302,140
Series R-2020C, 5.00%, 07/01/25	2,000	2,459,720
Series R-C, 5.00%, 07/01/21	25	26,320
Series R-C, 5.00%, 07/01/23	8,500	9,752,050
Series R-C, 5.00%, 07/01/24 (Call 07/01/23)	4,020	4,594,780
State of Washington RB
Series C, 5.00%, 09/01/20	1,010	1,022,150
Series C, 5.00%, 09/01/21	545	577,853
Series F, 5.00%, 09/01/20	6,510	6,588,315
Series F, 5.00%, 09/01/21	3,200	3,392,896
Series F, 5.00%, 09/01/22	1,405	1,549,490
Series F, 5.00%, 09/01/23 (Call 09/01/22)	140	154,332
Series F, 5.00%, 09/01/24 (Call 09/01/22)	295	325,128

		109,159,394

Wisconsin — 2.5%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB, Series 1, 5.00%, 06/01/20, (ETM)	3,060	3,060,000
State of Wisconsin GO
5.00%, 05/01/22 (Call 05/01/21)	855	892,936
5.00%, 05/01/22 (PR 05/01/21)	155	161,687
5.00%, 11/01/23 (Call 11/01/22)	1,250	1,392,200
5.00%, 05/01/25 (Call 11/01/24)	5,235	6,285,769
Series 1, 5.00%, 11/01/20	505	515,282
Series 1, 5.00%, 05/01/21	2,100	2,193,975
Series 1, 5.00%, 11/01/21	2,010	2,148,529
Series 1, 5.00%, 05/01/22	2,465	2,693,900
Series 1, 5.00%, 05/01/23	2,000	2,280,060
Series 1, 5.00%, 11/01/23	2,340	2,720,601
Series 1, 5.00%, 05/01/24 (Call 05/01/23)	115	130,634
Series 2, 5.00%, 11/01/20	5,000	5,101,800
Series 2, 5.00%, 11/01/21	2,075	2,218,009
Series 2, 5.00%, 11/01/22	11,250	12,564,562
Series 2, 5.00%, 11/01/22 (Call 11/01/21)	265	282,896

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Short-Term National Muni Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Series 2, 5.00%, 05/01/24 (PR 05/01/23)	$2,035	$2,221,915
Series 3, 5.00%, 11/01/20	4,500	4,591,620
Series 3, 5.00%, 11/01/21	235	251,196
Series B, 5.00%, 05/01/32 (PR 05/01/22)	800	834,888
State of Wisconsin RB
Series A, 5.00%, 05/01/22	13,500	14,739,975
Series A, 5.00%, 05/01/24	130	153,690
Wisconsin Department of Transportation RB
5.00%, 07/01/21	1,030	1,083,797
Series 1, 5.00%, 07/01/21	2,270	2,388,562
Series 1, 5.00%, 07/01/22	1,770	1,946,788
Series A, 5.00%, 07/01/20 (AGM)	2,120	2,128,310
Series I, 5.00%, 07/01/20 (NPFGC)	1,605	1,611,292

		76,594,873

Total Municipal Debt Obligations — 99.3% (Cost: $3,046,655,668)		3,095,890,061

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.04%(d)(e)	5,630	$5,631,458

Total Short-Term Investments — 0.2% (Cost: $ 5,628,288)		5,631,458

Total Investments in Securities — 99.5% (Cost: $ 3,052,283,956)		3,101,521,519

Other Assets, Less Liabilities — 0.5%		16,974,833

Net Assets — 100.0%		$3,118,496,352

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/29/20 (000)	Net Activity (000)	Shares Held at 05/31/20 (000)	Value at 05/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds: MuniCash	3,192	2,438	5,630	$5,631,458	$42,692	$1,082		$2,625

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$3,095,890,061	$—	$3,095,890,061
Money Market Funds	5,631,458	—	—	5,631,458

	$5,631,458	$3,095,890,061	$—	$3,101,521,519

Portfolio Abbreviations — Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	Ambac Assurance Corp.

COP	Certificates of Participation

ETM	Escrowed to Maturity

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

HERBIP	Higher Education Revenue Bond Intercept Program

NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding